Long-Term Employee Benefit Liabilities - Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	$ 42
2013	29
2014	27
2015	29
2016	31
2017	33
Thereafter	200
Total	349
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	30
2013	17
2014	15
2015	16
2016	16
2017	17
Thereafter	93
Total	174
Termination And Long Service Arrangements [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	10
2013	10
2014	10
2015	11
2016	12
2017	13
Thereafter	95
Total	151
Retirement Medical Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected employer contributions - 2013	2
2013	2
2014	2
2015	2
2016	3
2017	3
Thereafter	12
Total	$ 24